Disposals of businesses and deconsolidation of subsidiaries - Seadrill's share of basis difference (Details) - Seadrill Partners LLC $ in Millions	Jan. 02, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Book value	$ 3,444
Fair value	6,629
Basis Difference	3,185
Seadrill's share of basis difference	1,789	[1]
Drilling Units
Schedule of Equity Method Investments [Line Items]
Book value	3,444
Fair value	5,245
Basis Difference	1,801
Seadrill's share of basis difference	1,295	[1]
Drilling Contracts
Schedule of Equity Method Investments [Line Items]
Book value	0
Fair value	170
Basis Difference	170
Seadrill's share of basis difference	142	[1]
Goodwill
Schedule of Equity Method Investments [Line Items]
Book value	0
Fair value	1,214
Basis Difference	1,214
Seadrill's share of basis difference	$ 352	[1]

[1]	Seadrill’s share of the basis difference relates to both its investment in the subordinated units of Seadrill Partners, and its direct ownership interests in various subsidiaries of Seadrill Partners, all of which investments are accounted for under the equity method. The total basis difference has been assigned based on Seadrill’s proportional ownership interest in each investee. In the case of Seadrill’s investment in the subordinated units of Seadrill Partners, the proportional allocation to the subordinated units was based on the relative fair values of the various equity interests in Seadrill Partners.